SCHEDULE H, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Atlantic American Corporation 401(k) Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Plan Name	401(k) RETIREMENT SAVINGS PLAN
Plan Number	001
Entity tax identification number	58-1027114